Long-term debt - Accounts Receivable Facility (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 810,738	$ 900,000	€ 794,632	$ 900,000	€ 768,049
Balance outstanding	583,500	525,628
Letters of credit outstanding	$ 12,532	€ 11,289	$ 12,532	€ 11,065